Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Major Components of Income Tax Expense

The major components of income tax expense for the years ended December 31, 2025, 2024 and 2023 are as follows:

Consolidated Statements of Operations
	Year Ended December 31,
	2025	2024	2023
(in USD and thousands)
Current income tax:
Current income tax charge	$(7,731)	$(6,926)	$(10,963)
Adjustments in respect of current income tax of previous year	(79)	(758)	3,897
Deferred income tax:
Relating to origination and reversal of temporary differences	(11,843)	(9,173)	427
Income tax expense reported in the consolidated statements of operations	$(19,653)	$(16,857)	$(6,639)

Consolidated Statements of Other Comprehensive Income (Loss)
	Year Ended December 31,
	2025	2024	2023
(in USD and thousands)
Tax effect of remeasurement on defined benefit plans	$667	$229	$412
Income tax charged directly to other comprehensive (loss) income	$667	$229	$412

Summary of Reconciliation Between Income Tax Expense and Income Before Tax Multiplied by Domestic Tax Rate

	Year Ended December 31,
	2025	2024	2023
(in USD and thousands)
Income (loss) before income taxes	$1,167,748	$169,834	$(1,843,457)
At Bermuda statutory income tax rate	(175,162)	—	—
Bermuda exemptions and unrecognized temporary differences	175,162	—	—
Income tax in other jurisdictions	(19,653)	(16,857)	(6,639)
Income tax expense	$(19,653)	$(16,857)	$(6,639)

Summary of Deferred Income Tax

	Consolidated statements of financial position		Consolidated statements of operations, consolidated statements of other comprehensive income (loss) and consolidated statements of changes in shareholders’ equity
	December 31,		Year Ended December 31,
	2025	2024	2025	2024	2023
(in USD and thousands)
Property, plant and equipment and intangible assets	$(5,269)	$422	$(5,691)	$3,488	$(726)
Prepaid credit card fees and commissions	(20,460)	(16,921)	(3,539)	(2,920)	(2,510)
Share based compensation	9,945	10,669	(724)	(34,247)	31,081
Net operating losses	59,764	47,797	11,967	45,804	630
ROU assets	(5,651)	(6,441)	790	1,605	(230)
Lease liabilities	12,367	13,907	(1,540)	(1,908)	1,230
Other	(1,770)	1,298	(3,068)	138	(1,673)
Deferred income tax			$(1,805)	$11,960	$27,802
Net deferred tax asset	$48,926	$50,731

Deferred tax asset	$55,183	$55,428
Deferred tax liability	(6,257)	(4,697)
Deferred tax asset, net	$48,926	$50,731

Reconciliation of deferred tax asset, net
	2025	2024
As of January 1	$50,731	$38,771
Change in deferred taxes during the period recognized in the consolidated statements of operations	(11,863)	(9,173)
Change in deferred taxes during the period recognized in the consolidated statements of other comprehensive income (loss)	667	229
Change in deferred taxes during the period recognized in the consolidated statements of changes in shareholders’ equity	9,391	20,904
As of December 31	$48,926	$50,731